STOCKHOLDERS' EQUITY (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Unrecognized Expense	$ 334,900	$ 822,000	$ 185,537	$ 1,066,773
Weighted average Recognition Period	1 year 4 months 17 days	6 months 7 days	9 months 29 days	3 years 1 month 18 days
Restricted Stock [Member]
Unrecognized Expense	$ 5,300	$ 139,100	$ 59,028	$ 205,858
Weighted average Recognition Period	18 days	5 months 23 days	6 months 18 days	1 year
Stock Options [Member]
Unrecognized Expense	$ 329,600	$ 682,900	$ 126,509	$ 860,915
Weighted average Recognition Period	1 year 4 months 24 days	6 months 10 days	11 months 16 days	3 years 6 months 14 days